Related Party Transactions (Details) - USD ($) $ in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2023	Aug. 31, 2023	Feb. 28, 2023	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	May 31, 2021
Related Party Transaction [Line Items]
Revenue					$ 3,233.0	$ 2,679.0	$ 2,703.0
Operating expenses					2,968.0	1,902.0	1,939.0
Accounts receivable, net					781.0	999.0
Other current liabilities					835.0	293.0
Contract liabilities					198.0	293.0
Non-cash distribution, disposal of investment					0.0	0.0	980.0
Revenue							41.0
Proceeds from equity method investments					6.9	0.0	1.9
Other non-current assets					270.0	202.0
Loans receivable
Related Party Transaction [Line Items]
Loans and other receivables carried at amortized cost					26.0	25.0
Related Party
Related Party Transaction [Line Items]
Revenue					724.0	654.0	484.0
Operating Lease, Lease Income, Lease Payments					1.7	2.0	1.6
Accounts receivable, net					182.0	402.0
Other current liabilities					7.0	17.0
Contract liabilities					107.0	135.0
Service Share Arrangement | Related Party
Related Party Transaction [Line Items]
Revenue					670.8	649.0	474.2
Operating expenses					74.1	64.1	63.5
Contract termination costs	$ 5.5
Net receivable					175.8	386.9
Accounts receivable, net					181.1	400.7
Other current liabilities					5.3	13.9
Contract liabilities					105.7	103.4
Common Control in SoftBank
Related Party Transaction [Line Items]
Revenue					3.6
Operating expense						0.2
Common Control in SoftBank | Related Party
Related Party Transaction [Line Items]
Revenue					4.4	1.3	1.5
Accounts receivable, net					0.8	0.5
Contract liabilities					1.6	1.6
Contract assets					3.1
Other receivables						12.0
Other Equity Investments | Related Party
Related Party Transaction [Line Items]
Revenue					49.3	3.5	8.5
Accounts receivable, net						0.5
Contract liabilities					18.7	30.2
Contract assets					0.2	8.7
Linaro Agreement | Related Party
Related Party Transaction [Line Items]
Other current liabilities					1.3	0.3
Subscription costs incurred					10.6	8.9	$ 7.9
Amounts of transaction			$ 4.0
Related party transaction, term			5 years
Prepaid expense and other assets					3.2	4.0
Gain from related party transaction						3.7
Raine Securities LLC Agreement | Related Party
Related Party Transaction [Line Items]
Operating expenses					10.7	2.5
Other current liabilities						2.5
Proceeds from reimbursement from underwriters					(5.2)
IoTP
Related Party Transaction [Line Items]
Non-cash distribution, disposal of investment		$ 12.0			12.0
Arduino | Related Party | Loans receivable
Related Party Transaction [Line Items]
Other non-current assets					16.2	19.2
Cerfe Labs, Inc. | Loans receivable
Related Party Transaction [Line Items]
Loans and other receivables carried at amortized cost					3.1	3.0
Ampere | Loans receivable
Related Party Transaction [Line Items]
Other non-current assets					$ 32.4	$ 30.9
Treasure Data | SoftBank Vision Fund II
Related Party Transaction [Line Items]
Loans payable									$ 50.0
Treasure Data | SoftBank Vision Fund II | Loans Payable
Related Party Transaction [Line Items]
Interest rate									2.00%
Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage								10.00%
Arm China
Related Party Transaction [Line Items]
Non-cash distribution, disposal of investment				$ 975.7
Arm China | Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage								48.18%